Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 8,509,530	$ 9,061,678
Premises and Equipment, Net	27,969,260	26,453,530
Other	29,118,555	29,313,894
Total Assets	1,210,441,617	1,174,149,427
Liabilities
Other	2,468,356	2,909,569
Subordinated Debt	24,229,000	24,229,000
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 9,360 and 18,021 Shares Issued and Outstanding as of December 31, 2016 and 2015	9,360,000	18,021,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2016 and 2015	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	51,465,521	44,285,621
Accumulated Other Comprehensive Loss, Net of Tax	(5,022,140)	(4,434,351)	$ (4,844,974)	$ (9,075,026)
	93,387,733	95,456,622	$ 99,027,312	$ 89,954,239
Total Liabilities and Stockholders’ Equity	1,210,441,617	1,174,149,427
Parent Company [Member]
ASSETS
Cash	2,307,008	4,100,860
Premises and Equipment, Net	1,074,884	1,134,524
Investment in Subsidiary, at Equity	114,478,277	114,677,455
Other	20,990	170,801
Total Assets	117,881,159	120,083,640
Liabilities
Dividends Payable	105,300	202,736
Other	159,126	195,282
	264,426	398,018
Subordinated Debt	24,229,000	24,229,000
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 9,360 and 18,021 Shares Issued and Outstanding as of December 31, 2016 and 2015	9,360,000	18,021,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2016 and 2015	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	51,465,521	44,285,621
Accumulated Other Comprehensive Loss, Net of Tax	(5,022,140)	(4,434,351)
	93,387,733	95,456,622
Total Liabilities and Stockholders’ Equity	$ 117,881,159	$ 120,083,640